Revision of Immaterial Misstatements - Consolidated Statements of Financial Position and Changes in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity	$ 86,040	$ 118,367	$ 7,622	$ 5,844
As reported
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity		118,367	7,622
Equity-settled employee benefits reserve
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity	8,942	4,829	922	365
Equity-settled employee benefits reserve | As reported
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity		5,219	922
Equity-settled employee benefits reserve | Adjustment
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity		(390)
Foreign currency translation reserve
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity	(12,972)	(6,223)	(581)	(378)
Foreign currency translation reserve | As reported
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity		(4,042)	(1,003)
Foreign currency translation reserve | Adjustment
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity		(2,181)	421
Accumulated deficit
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity	$ (108,069)	(76,162)	(33,807)	$ (13,704)
Accumulated deficit | As reported
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity		(78,733)	(33,386)
Accumulated deficit | Adjustment
Ifrs Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity		$ 2,571	$ (421)